Annual Total Returns- DWS Intermediate Tax-Free Fund (Class ACIS) [BarChart] - Class ACIS - DWS Intermediate Tax-Free Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.48%	5.74%	(3.02%)	6.93%	2.21%	(0.37%)	3.44%	0.42%	6.40%	4.59%